SCHEDULE OF AUTHORIZED ISSUE UNLIMITED NUMBER OF PAR VALUE SHARES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Balance	$ (5,549,555)	$ (5,879,582)	$ (2,053,237)
Expenses settled in shares		32,302	3,452,769
Balance	$ 12,335,139	$ (5,549,555)	$ (5,879,582)
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares	36,020,815	33,336,316
Balance	$ 146,717,274	$ 143,112,687
Expenses settled in shares	292,018	714,653
Expenses settled in shares, value	$ 321,729	$ 801,345
Bonus settled in shares		250,000
Bonus settled in value		$ 347,500
Issue of Shares for fundraising, net, shares	14,279,388	1,219,846
Issue of Shares for fundraising, net, value	$ 25,023,336	$ 1,705,742
Shares in lieu interest		500,000
Shares in lieu interest, value		$ 750,000
Convertible loan note and interest settled in shares	1,887,306
Convertible loan note and interest settled in shares, value	$ 1,496,236
Balance, shares	52,479,527	36,020,815	33,336,316
Balance	$ 173,558,575	$ 146,717,274	$ 143,112,687